Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	$ 29,073,000	$ 87,122,000	$ 157,381,000	$ 102,568,000
Amortized cost of available-for-sale investments	2,143,457,000	1,156,407,000	416,109,000	0
Unrealized gain (loss) on available-for-sales investments	(10,619,000)	8,779,000	(7,301,000)	0
Equity investment	278,384,000	236,212,000	117,780,000	13,831,000
Impairment charges on equity investments	0	0	0
Short-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Amortized cost of held-to-maturity debt investments	1,649,810,000	1,563,566,000	319,679,000	1,727,106,000
Unrealized gains or losses on held-to-maturity debt investments	0	0	0	0
Interest and investment income from held-to-maturity debt investments	66,282,000	50,425,000	55,798,000	47,031,000
Short-term Equity Securities
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	302,366,000	308,860,000	32,933,000	1,374,000
Unrealized gain (loss) on available-for-sales investments	107,795,000	282,246,000	34,514,000	871,000
Long-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	26,418,000	9,760,000	18,724,000	14,143,000
Amortized cost of held-to-maturity debt investments	206,885,000	342,892,000	380,733,000	642,004,000
Unrealized gains or losses on held-to-maturity debt investments	0	0	0	0
Long-term Equity Securities
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	$ 0	32,334,000	2,842,000	$ 0
Keyvac
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage				55.00%
Evaheart
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	7.06%
UPH
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	51.00%
Equity investment, impairment loss	$ 216,000
SKY
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage					45.00%
Equity investment					$ 102,900,000
VIVO (Suzhou) Health Industry Investment Fund L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	15.70%
Equity investment	$ 96,178,000	55,283,000	57,351,000	$ 0
Total committed capital contribution	137,000,000
Capital contributed	96,000,000
capital contribution unpaid	$ 41,000,000
Vivo Innovation Fund II, L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	16.86%
Equity investment	$ 34,216,000	30,459,000	22,179,000	0
Total committed capital contribution	50,000,000
Capital contributed	37,000,000
capital contribution unpaid	$ 13,000,000
Vivo Co-Invest (S), L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	100.00%
Equity investment	$ 7,905,000	$ 7,961,000	$ 7,965,000	$ 0
BogotaBio
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	11.26%
Unpaid cash capital contribution	$ 2,632,000